BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATIONS
Schedule of fair values of the assets acquired and liabilities assumed

RMB
Consideration:
Cash	208,377
Less:
Cash	2,737
Inventories	53,003
Other current assets	162,220
Brand name	116,600
Other non-current assets	28,419
Short-term bank loans	(3,500)
Other current liabilities	(152,882)
Other non-current liabilities	(57,509)
Deferred tax liabilities	(30,264)
Non controlling interests	(91,623)
Goodwill	181,176

Schedule of pro forma revenue and net loss

	Year ended December 31, 2017
	Pro forma
	(unaudited)	As reported	As reported
	RMB	RMB	US$
Revenue	20,167,825	19,989,562	3,072,339
Net loss	(1,228,161)	(1,228,060)	(188,749)